Income Tax Expense - Schedule of Deferred Tax Assets / (Liabilities) Arising from Temporary Differences and Unused Tax Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Deferred Tax Assets / (Liabilities) Arising from Temporary Differences and Unused Tax Losses [Abstract]
Balance brought forward
Exchange rate difference
Balance carried forward